BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2024	2023
HSBC Bank - Syndicated loan (United States)	290,679	155,980
BPIfrance Financement (France)	1,854	3,079
Others	3	48
TOTAL	292,536	159,107

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2024	2023
Current
Bank loans	1,601	156,914
Other loans	—	2
Sub-Total	1,601	156,916
Non-current
Bank loans	290,935	2,191
Sub-Total	290,935	2,191
TOTAL	292,536	159,107
Movements in borrowings are analyzed as follows:

	As of December 31,
	2024	2023	2022
Balance at the beginning of year	159,107	3,699	12,240
Borrowings related to business combination (note 26.2)	40,147	30,695	3,010
Proceeds from new borrowings (1) (4)	440,662	395,621	—
Payment of borrowings (2) (4)	(359,544)	(275,889)	(10,760)
Accrued interest (3)	12,196	4,106	2,491
Foreign exchange (3)	—	—	(3,127)
Translation (3)	(32)	875	(155)
TOTAL	292,536	159,107	3,699

(1)    During the year ended December 31, 2024, Globant LLC borrowed, 440,000 under the Amended and Restated Credit Agreement with HSBC Bank USA, this loan will mature on May 30, 2028; according to the conditions agreed in the Fourth Amended and Restated Credit Credit Agreement on May 31, 2023.
(2) During the year ended December 31, 2024,the main payments were 305,000 by Globant LLC related to the principal amount and of the Amended and Restated Credit Agreement with HSBC Bank USA, and 40,147 related to Blankfactor´s loans. During the year ended December 31, 2023, the main payments were 243,344 by Globant LLC related to the principal amount and interests of the Amended and Restated Credit Agreement with HSBC Bank USA, 18,359 by Globant España related to the principal and interests of the loan owed by Python Bidco to Python Midco S.a.r.l, 6,225 by Pentalog related to the remaining principal amount and interest of BNP Paribas, 2,588 by Experience IT related to the remaining principal amount and interest of J.P.Morgan Chase & Co and 1,969 by Sports Reinvention Entertainment Group S.L to Liga Nacional de Fútbol Profesional related to the principal amount and interests.
(3) Non-cash transactions.
(4) Cash transactions.